Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 207,287	£ 201,289
Loss allowances	785	751
Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,197	12,987
Loss allowances	321	305
Gross write-offs	168	149
Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,935	12,045
Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,126	802
Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 136	£ 140
Stage 3 ratio	1.21%	1.28%
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 7,684	£ 7,347
Loss allowances	£ 88	£ 85
Stage 3 ratio	0.55%	0.58%
Gross write-offs	£ 34	£ 24
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,038	6,950
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	604	354
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	42	43
Personal loans [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,135	2,182
Loss allowances	51	47
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,020	2,113
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	95	48
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	20	21
Credit Card [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,788	2,865
Loss allowances	120	112
Credit Card [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,473	2,560
Credit Card [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	267	256
Credit Card [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	48	49
Overdrafts [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	590	593
Loss allowances	62	61
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	404	422
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	160	144
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	26	27
Other unsecured advances [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,513	5,640
Loss allowances	233	£ 220
Stage 3 undrawn exposures	£ 0
Stage 3 ratio	2.15%	2.17%
Gross write-offs	£ 134	£ 125
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	25	26
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,897	5,095
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	522	448
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 94	£ 97